Intangible assets, net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible assets
Carrying amount	¥ 1,592	$ 228	¥ 2,335
Gross carrying amount [member]
Intangible assets
Carrying amount	3,717		3,717
Gross carrying amount [member] | Software [Member]
Intangible assets
Carrying amount	3,717		3,717
Accumulated amortization [Member]
Intangible assets
Carrying amount	¥ (2,125)		¥ (1,382)